Seward & Kissel llp 901 K STREET, NW WASHINGTON, D.C. 20001

ANTHONY TU-SEKINE (202)-661-7150 tu-sekine@sewkis.com	TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184 WWW.SEWKIS.COM	ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004 TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421

February 11, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Sprott ESG Gold ETF Registration Statement on Form S-1
Ladies and Gentlemen:
On behalf of Sprott ESG Gold ETF (the “Trust”), we are confidentially submitting a draft of the Trust’s registration statement on Form S-1 under the Securities Act of 1933, as amended (the “Registration Statement”) for non-public review by the staff of the Securities and Exchange Commission prior to the public filing of the Registration Statement.
Please feel free to telephone the undersigned at (202) 661-7150 or Christopher D. Carlson at (202) 661-7165 with any questions or comments on the Registration Statement.

Very truly yours, SEWARD & KISSEL LLP /s/ Anthony Tu-Sekine Anthony Tu-Sekine